Shareholder Report	12 Months Ended
Jan. 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Tidal ETF Trust
Entity Central Index Key	0001742912
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
Intelligent Real Estate ETF
Shareholder Report [Line Items]
Fund Name	Intelligent Real Estate ETF
Class Name	Intelligent Real Estate ETF
Trading Symbol	REAI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Intelligent Real Estate ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/reai/. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at Intelligent Real Estate ETF , c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com/reai/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Intelligent Real Estate ETF	$63	0.59%

Expenses Paid, Amount	$ 63
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

REITs underperformed the broader market for the year, lagging all of the major indices including the S&P 500 Total Return Index (“S&P 500”) (26.38%), the Dow Jones Industrial Average Index (14.99%), and the NASDAQ Composite Index (29.57%).  While the economy moderated and inflation subsided, tame earnings growth and relatively constricted M&A transaction activity limited potential upside.

The Fund returned 12.23% for the fiscal year ended January 31, 2025, as compared to 26.38% for the broader S&P 500. The Fund is a sector-focused, theme-based ETF that invests in REITs using specifically-tailored factors. Widely regarded as a barometer for the overall stock market, the S&P 500 tracks the performance of 500 of the largest companies listed on U.S. stock exchanges but the dominant performance of a narrow segment of the index resulted in a disparity between the Fund and the S&P 500. The so-called “Magnificent 7” companies (Apple, NVIDIA, Microsoft, Amazon, Tesla, Alphabet, and Meta Platforms) had incredibly strong performance but are not REITs and therefore not available for investment by the Fund.

REIT winners held in the Fund's portfolio in 2024 were Regional Malls (27.4%), Data Centers (25.2%) and Healthcare (24.2%), while the laggards included Industrial (negative 17.8%), Manufactured Housing (negative 3.1%), and Lodging (negative 2.0%). Relative to the Dow Jones U.S. Select REIT Index®, the Fund benefited by being underweight to data centers and towers and overweight to the office and retail sectors.

What factors Influenced Performance?

Top Contributors and Top Detractors are illustrated below:

Company	Return
Top Contibutors
Vornado Reality Trust	57.18%
Douglas Emmett Inc	42.29%
Omega Healthcare Investors	38.38%
Cousins Properties Inc	37.29%
Maxus Realty Trust Inc	33.75%
Top Detractors
Iron Mountain Inc	-15.66%
Plymouth Industrial REIT Inc	-20.51%
Service Properties Trust	-37.92%
Innovative Industrial Proper	-41.57%
Office Properties Income Trust	-54.30%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (6/12/2023)
Intelligent Real Estate ETF	12.23%	5.88%
Dow Jones U.S. Select REIT Index	14.01%	11.77%
S&P 500 Total Return Index	26.38%	24.14%

Performance Inception Date	Jun. 12, 2023
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.armadaetfs.com/reai/ for more recent performance information.
Net Assets	$ 3,638,000
Holdings Count | Holdings	63
Advisory Fees Paid, Amount	$ 21,429
Investment Company, Portfolio Turnover	153.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$3,638
Number of Holdings	63
Total Advisory Fee Paid	$21,429
Annual Portfolio Turnover	153%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Maxus Realty Trust, Inc.	2.1
Community Healthcare Trust, Inc.	2.0
CBL & Associates Properties, Inc.	2.0
Macerich Co.	1.9
Equinix, Inc.	1.8
Douglas Emmett, Inc.	1.8
Kilroy Realty Corp.	1.7
Apple Hospitality REIT, Inc.	1.7
Simon Property Group, Inc.	1.7
Gladstone Commercial Corp.	1.7

Residential REIT ETF
Shareholder Report [Line Items]
Fund Name	Residential REIT ETF
Class Name	Residential REIT ETF
Trading Symbol	HAUS
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Residential REIT ETF (the "Fund") for the period February 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.armadaetfs.com/haus/. You can also request this information by contacting us at (800) 693-8288 or by writing the Fund at Residential REIT ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201-0701.
Additional Information Phone Number	(800) 693-8288
Additional Information Website	www.armadaetfs.com/haus/
Expenses [Text Block]

What were the Fund costs for the past year?
(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Residential REIT ETF	$66	0.60%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.60%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

REITs underperformed the broader market for the year, lagging all the major indices including the S&P 500 Total Return Index (“S&P 500”) (26.38%), the Dow Jones Industrial Average Index (14.99%), and the NASDAQ Composite Index (29.57%).  While the economy moderated and inflation subsided, tame earnings growth and relatively constricted Merger and Acquisition transaction activity limited potential upside.

The Fund returned 19.09% for the fiscal year ended January 31, 2025. The Fund’s performance as compared to the Dow Jones U.S. Select REIT Index was driven by strong gains in residential real estate investment trusts (REITs), particularly those focused on multifamily housing and single-family rental properties. Favorable housing market dynamics, including rising rents and continued demand for residential units, supported REIT earnings and valuations over the period. The Fund benefited from its targeted exposure to these segments, contributing to its outperformance of the Dow Jones U.S. Select REIT Index, which returned 14.01% during the same period. However, the Fund underperformed the broader S&P 500 Index, which gained 26.38%, as more growth-oriented sectors such as technology and communication services led the broader market rally.

What factors Influenced Performance?

Top Contributors and Top Detractors are illustrated below:

Company	Return
Top Contibutors
Welltower Inc	61.48%
Nexpoint Residential	35.73%
Independence Realty Trust Inc	35.33%
Caretrust REIT Inc	32.29%
Apartment Invt & Mgmt Co - A	29.88%
Top Detractors
Veris Residential Inc	6.25%
Sun Communities Inc	3.96%
American Homes 4 Rent - A	1.57%
Equity Lifestyle Properties	-0.51%
Invitation Homes Inc	-2.25%

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good indicator of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (Initial Investment of $10,000)
Average Annual Return [Table Text Block]

Annual Performance

Average Annual Returns for the Periods Ended January 31, 2025	1 Year	Since Inception (2/28/2022)
Residential REIT ETF	19.09%	-0.29%
Dow Jones U.S. Select REIT Index	14.01%	0.78%
S&P 500 Total Return Index	26.38%	13.41%

Performance Inception Date	Feb. 28, 2022
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	Visit www.armadaetfs.com/haus/ for more recent performance information.
Net Assets	$ 7,395,000
Holdings Count | Holdings	23
Advisory Fees Paid, Amount	$ 28,187
Investment Company, Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of January 31, 2025)

Fund Size (Thousands)	$7,395
Number of Holdings	23
Total Advisory Fee Paid	$28,187
Annual Portfolio Turnover	6%

Holdings [Text Block]	What did the Fund invest in? (as of January 31, 2025) Sector Breakdown (% of total net assets)
Largest Holdings [Text Block]

Top Ten Holdings	(% of Total Net Assets)
Welltower, Inc.	4.9
Apartment Investment and Management Co. - Class A	4.7
AvalonBay Communities, Inc.	4.5
Mid-America Apartment Communities, Inc.	4.5
Essex Property Trust, Inc.	4.4
Independence Realty Trust, Inc.	4.4
Equity Residential	4.4
Sun Communities, Inc.	4.3
BRT Apartments Corp.	4.3
Equity LifeStyle Properties, Inc.	4.3